LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 1,230,756	¥ 397,213
Outstanding loans (net of debt issuance costs)	11,489,380	8,768,997
Debt issuance costs	226,085	¥ 273,822
Credit facilities
Loans and Borrowings
Total working capital and project financing credit facilities	23,421,419
Unused amount	10,505,516
Loan drew down	12,915,903
Credit facilities | Short-term borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	1,229,377
Debt issuance costs	1,211
Credit facilities | Long-term borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	11,489,380
Debt issuance costs	¥ 195,935
Minimum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years